Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (47,478)	$ (23,391)	$ (53,654)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,645	15,030	14,393
Stock-based compensation expense	3,822	5,460	6,564
Impairment of long-lived assets related to restructuring plan	2,559
Impairment of marketable securities	2,108
Accrued severance pay and pensions, net	1,422	(488)	(1,125)
Decrease (increase) in accrued interest and exchange rate on bank deposits		84	(271)
Accrued interest and amortization of premium on marketable securities	(40)	(323)	647
Decrease (increase) in trade receivables, net	15,505	(9,459)	(3,342)
Decrease (increase) in other accounts receivable and prepaid expenses	2,767	(2,294)	6,782
Decrease in inventories, net of write-offs	401	27,210	40,643
Increase (decrease) in trade payables	(24,067)	24,986	(3,753)
Decrease in deferred revenues	(8,751)	(21,589)	(11,925)
Decrease (increase) in deferred tax asset, net	3,572	(743)	(1,237)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	3,023	(7,274)	(13,847)
Net cash provided by (used in) operating activities	(29,512)	7,209	(20,125)
Cash flows from investing activities:
Purchase of property and equipment	(16,423)	(14,530)	(14,447)
Payment of business acquired, net of cash (Schedule A)			(42,405)
Investment in short and long-term bank deposits	(679)	(1,266)	(7,304)
Proceeds from maturities of short and long-term bank deposits	635	7,920	25,664
Investment in marketable securities	(7,867)	(64)
Proceeds from maturities of marketable securities			4,258
Proceeds from sale of marketable securities	513	9,781	6,201
Net cash provided by (used in) investing activities	(23,821)	1,841	(28,033)
Cash flows from financing activities:
Proceeds from financial institutions, net	23,690	27,000	35,000
Repayment of bank loan	(10,234)	(18,232)
Proceeds from issuance of shares, net	34,959
Proceeds from exercise of options	1,145	736	4,474
Net cash provided by financing activities	49,560	9,504	39,474
Effect of exchange rate changes on cash	(919)	(446)	(50)
Increase (decrease) in cash and cash equivalents	(4,692)	18,108	(8,734)
Cash and cash equivalents at the beginning of the year	47,099	28,991	37,725
Cash and cash equivalents at the end of the year	42,407	47,099	28,991
Supplemental disclosures of non cash financing and investing activities:
Purchase of property and equipment	946	140	617
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,778	2,326	3,849
Cash paid during the year for interest	2,597	2,113	1,029
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)			44,551
Property, plant and equipment			9,500
Other long-term assets			8,581
Goodwill and other intangible assets			31,358
Deferred income taxes, net			3,550
Long-term liabilities			(55,135)
Estimated net fair value of assets acquired and liabilities assumed			$ 42,405